ING Life Insurance and Annuity Company
and its
Variable Annuity Account C
403(B), 401 AND HR 10 PLANS

Supplement dated July 29, 2011 to the Contract Prospectus dated April 29, 2011
The following information updates certain information contained in your variable annuity Contract Prospectus.
Please read it carefully and keep it with your current Contract Prospectus for future reference.

Important Information Regarding Appendix IV Condensed Financial Information
Appendix IV Condensed Financial Information in your Contract Prospectus is hereby deleted in its entirety and replaced with the following:

X.75974-11	Page 1 of 4	July, 2011

APPENDIX IV

CONDENSED FINANCIAL INFORMATION
Except for subaccounts which did not commence operations as of December 31, 2010, the following tables give (1) the accumulation unit value ("AUV")
at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2010, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2010 are not reflected in the following information.

TABLE I
FINANCIAL INFORMATION FOR 403(b) AND HR 10 PLANS
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
Value at beginning of period	$32.56	$27.65	$38.95	$37.36	$34.39	$33.41	$30.91	$26.33	$29.73	$31.429
Value at end of period	$36.70	$32.56	$27.65	$38.95	$37.36	$34.39	$33.41	$30.91	$26.33	$29.73
Number of accumulation units outstanding at end of period	0	0	0	0	786	776	776	777	1,327	10,,381
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$201.76	$156.87	$254.68	$240.13	$212.90	$199.36	$186.23	$149.58	$201.929	$250.60
Value at end of period	$227.43	$201.76	$156.87	$254.68	$240.13	$212.90	$199.36	$186.23	$149.58	$201.929
Number of accumulation units outstanding at end of period	847	974	1,120	1,122	1,683	1,785	1,702	1,712	1,966	2,841
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$79.35	$72.02	$79.68	$76.10	$74.05	$72.69	$70.19	$66.86	$62.489	$58.19
Value at end of period	$86.08	$79.35	$7202	$79.68	$76.10	$74.05	$72.69	$70.19	$66.86	$62.489
Number of accumulation units outstanding at end of period	272	307	308	445	1,169	1,177	1,322	2,324	2,300	1,960
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$52.65	$53.14	$52.41	$50.47	$48.72	$47.90	$47.99	$48.16	$47.989	$46.754
Value at end of period	$52.12	$52.65	$53.14	$52.41	$50.47	$48.72	$47.90	$47.99	$48.16	$47.989
Number of accumulation units outstanding at end of period	2	2	2	2	1,059	1,060	1,060	1,060	2,238	2,219
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.86	$9.88	$16.61	$16.62	$14.70	$13.61	$12.01	$9.73	$13.116	$16.788
Value at end of period	$14.40	$12.86	$9.88	$16.61	$16.62	$14.70	$13.61	$12.01	$9.73	$13.116
Number of accumulation units outstanding at end of period	0	0	2,134	2,135	3,384	3,359	1,222	1,222	3,320	3,275

CFI 1

TABLE II
FINANCIAL INFORMATION FOR 403(b) AND HR 10 PLANS
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
Value at beginning of period	$33.60	$28.47	$39.99	$38.26	$35.14	$34.04	$31.43	$26.70	$30.072	$31.71
Value at end of period	$37.97	$33.60	$28.47	$39.99	$38.26	$35.14	$34.04	$31.43	$26.70	$30.072
Number of accumulation units outstanding at end of period	18,126	19,758	19,915	21,363	23,881	31,620	50,975	50,033	55,399	84,038
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$208.21	$161.47	$261.50	$245.94	$217.51	$203.16	$189.32	$151.68	$204.249	$252.842
Value at end of period	$235.28	$208.21	$161.47	$261.50	$245.94	$217.51	$203.16	$189.32	$151.68	$204.249
Number of accumulation units outstanding at end of period	24,682	27,980	32,874	37,436	43,234	53,792	64,850	70,610	76,799	102,141
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$80.86	$73.28	$80.95	$77.20	$75.00	$73.52	$70.88	$67.42	$62.918	$58.502
Value at end of period	$87.85	$80.86	$73.28	$80.95	$77.20	$75.00	$73.52	$70.88	$67.42	$62.918
Number of accumulation units outstanding at end of period	5,296	6,309	7,112	7,454	7,565	7,811	9,414	10,961	14,923	15,084
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$52.65	$53.14	$52.41	$50.47	$48.72	$47.90	$47.99	$48.16	$47.989	$47.509
Value at end of period	$52.12	$52.65	$53.14	$52.41	$50.47	$48.72	$47.90	$47.99	$48.16	$47.989
Number of accumulation units outstanding at end of period	22,576	22,595	23,932	23,540	14,898	16,379	17,747	23,605	60,017	68,117
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.86	$9.88	$16.61	$16.62	$14.70	$13.61	$12.01	$9.73	$13.116	$16.788
Value at end of period	$14.40	$12.86	$9.88	$16.61	$16.62	$14.70	$13.61	$12.01	$9.73	$13.116
Number of accumulation units outstanding at end of period	1,221	1,221	1,221	1,222	1,317	2,075	4,785	4,690	4,693	9,964

TABLE III
FINANCIAL INFORMATION FOR 401 PLANS
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
Value at beginning of period	$24.03	$20.39	$28.70	$27.51	$25.31	$24.57	$22.73	$19.35	$21.829	$23.063
Value at end of period	$27.09	$24.03	$20.39	$28.70	$27.51	$25.31	$24.57	$22.73	$19.35	$21.829
Number of accumulation units outstanding at end of period	68,161	82,100	98,259	112,304	145,037	159,543	165,157	160,714	175,653	193,770
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$19.55	$15.19	$24.65	$23.23	$20.28	$19.26	$17.98	$14.43	$19.472	$24.151
Value at end of period	$22.05	$19.55	$15.19	$24.65	$23.23	$20.58	$19.26	$17.98	$14.43	$19.472
Number of accumulation units outstanding at end of period	1,771,298 2,021,219		2,206,134	2,568,207	2,999,206	3,460,420	4,096,242	4,716,596	5,422,927	6,275,874
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.06	$17.29	$19.12	$18.25	$17.75	$17.41	$16.80	$15.99	$14.941	$13.904
Value at end of period	$20.69	$19.06	$17.29	$19.12	$18.25	$17.75	$17.41	$16.80	$15.99	$14.941
Number of accumulation units outstanding at end of period	55,423	60,825	62,713	64,512	77,416	90,160	103,209	116,308	133,853	132,443
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.28	$15.42	$15.20	$14.63	$14.11	$13.86	$13.88	$13.92	$13.865	$13.500
Value at end of period	$15.14	$15.28	$15.42	$15.20	$14.63	$14.11	$13.86	$13.88	$13.92	$13.865

CFI 2

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Number of accumulation units outstanding at end of period	38,972	73,625	66,946	83,511	114,137	119,534	140,462	173,566	239,633	268,290
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.59	$9.67	$16.24	$16.25	$14.36	$13.28	$11.71	$9.49	$12.782	$16.350
Value at end of period	$14.11	$12.59	$9.67	$16.24	$16.25	$14.36	$13.28	$11.71	$9.49	$12.782
Number of accumulation units outstanding at end of period	25,398	31,276	33,643	45,844	60,397	65,080	72,407	83,945	96,869	118,387

TABLE IV
FINANCIAL INFORMATION FOR 401 PLANS
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
Value at beginning of period	$24.45	$20.66	$28.95	$27.63	$25.31	$24.46	$22.52	$19.09	$21.445	$22.557
Value at end of period	$27.69	$24.45	$20.66	$28.95	$27.63	$25.31	$24.46	$22.52	$19.09	$21445
Number of accumulation units outstanding at end of period	1,114	1,065	1,463	1,490	1,556	1,580	1,699	1,842	1,908	1,929
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.23	$15.65	$25.28	$23.72	$20.92	$19.50	$18.12	$14.48	$19.453	$24.020
Value at end of period	$22.92	$20.23	$15.65	$25.28	$23.72	$20.92	$19.50	$18.12	$14.48	$19.453
Number of accumulation units outstanding at end of period	4,054	4,828	5,144	5,456	6,423	6,598	7,968	8,966	9,703	12,413
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.00	$18.08	$19.92	$18.95	$18.36	$17.96	$17.27	$16.38	$15.252	$14.146
Value at end of period	$21.78	$20.00	$18.08	$19.92	$18.95	$18.36	$17.96	$17.7	$16.38	$15.252
Number of accumulation units outstanding at end of period	401	512	554	554	460	645	645	645	2,005	2,039
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.58	$15.69	$15.44	$14.83	$14.28	$14.00	$13.99	$14.01	$13.923	$13.531
Value at end of period	$15.47	$15.58	$15.69	$15.44	$14.83	$14.28	$14.00	$13.99	$14.01	$13.923
Number of accumulation units outstanding at end of period	602	639	869	934	968	1,064	1,133	1,174	1,744	2,007
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.67	$9.171	$16.28	$16.25	$14.34	$13.24	$11.65	$9.42	$12.668	$16.173
Value at end of period	$14.23	$12.67	$9.71	$16.28	$16.25	$14.34	$13.24	$11.65	$9.42	$12.668
Number of accumulation units outstanding at end of period	2,538	2,600	2,601	2,665	2,666	2,814	2,815	2,752	2,751	2,855

CFI 3